STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of operations for the nine months ended September 30, 2016 and 2015 was as follows:

	Nine months ended September 30,
	2016	2015

Research and development	$21	$28
General and administrative	49	73
	$70	$101

The Company has recorded aggregate stock-based compensation expense related to the issuance of stock option awards in the following line items in the accompanying consolidated statement of losses (in thousands):

	Year Ended December 31,
	2015	2014
Research and development	$45	$891
General and administrative	93	1,164
Total stock-based compensation expense	$138	$2,055

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity under the Plans:

		Weighted-	Weighted-average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)
Outstanding at December 31, 2015	292,140	$48.00
Granted	121,759	$4.50
Expired	(32,500)	$47.10
Forfeited	(115,536)	$52.20
Outstanding at September 30, 2016	265,863	$26.40	5.3	$—

Exercisable at September 30, 2016	154,384	$42.00	2.2	$—

The following table summarizes stock option activity under the Plans:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)

Outstanding at December 31, 2013	201,688	$54.60
Granted	91,982	$37.80
Exercised	—	—
Forfeited	(4,167)	$45.00	4.0	$46

Outstanding at December 31, 2014	289,503	$48.60
Granted	12,553	$23.70
Forfeited	(9,916)	$62.40
Outstanding at December 31, 2015	292,140	$48.00	3.2	$—

Exercisable at December 31, 2015	288,573	$48.30	3.2	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the nine months ended September 30, 2016 and 2015:

	Nine months ended September 30,
	2016	2015
Volatility	90.9%	58.4%
Expected term (years)	1.9	3.4
Risk-free interest rate	0.76%	1.0%
Dividend yield	0%	0%

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014
Volatility	58.4%	55.8%
Expected term (years)	3.4	3.5
Risk-free interest rate	1.0%	0.7%
Dividend yield	None	None